Offerings - Offering: 1	Jul. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905
Offering Note
(1)

The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) warrants to purchase common stock, preferred stock or other securities, (d) purchase contracts, (e) rights to purchase common stock, preferred stock or other securities and (f) units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of the securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

(2)

The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units.

(3)

Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $50,000,000.